Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of obligations under operating leases	The below table sets forth the Company’s obligations under operating leases:

Minimum Lease Payments
2018	4,010
2019	3,177
2020	1,556
2021	770
2022	166
Thereafter	156
9,835